Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables
	2022	2021
	£’000	£’000
Trade receivables	27,736	6,047
Other receivables	7,682	1,470
Prepayments and accrued income	11,293	7,691
	46,711	15,208